Expense Example {- Fidelity Treasury Only Money Market Fund} - 04.30 Fidelity Hereford Street Trust Money Market Combo Retail Prospectus-09 - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530